OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other current and non-current assets

				Consolidated
	Current		Non-current
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Judicial deposits (note 20)			491,882	533,664
Derivative financial instruments (note 14)	32,211
Prepaid expenses	337,107	311,087	44,027	47,109
Prepaid expenses with freight	79,449	36,783
Actuarial asset (note 22 b)			39,530	35,477
Trading securities	7,198	9,596
Loans with related parties (note 22)	5,316	5,383	1,659,412	1,384,773
Other receivables from related parties (note 22 b)	8,309	1,858	1,792,579	1,484,759
Eletrobrás bonds and compulsory loan (1)			62,913	58,030
Dividends receivables (note 22 b)	185,178	77,377
Employee debts	61,332	59,578
Receivables by indemnity (2)	106,405		1,173,922	974,863
Other	104,557	274,838	46,226	231,043
	927,062	776,500	5,310,491	4,749,718

(1)	In December 2023, R$106,405 was recognized relating to an income tax dispute litigation. In April 2023, the subsidiary CEEE-G recognized the amount of R$37,486, referring to the Tax and Contribution Values (VIC) of the Hydroelectric Plants committed to Physical Guarantee Quota Contracts (CCGFs). Additionally, in the 3rd quarter of 2022, the uncontroversial amount of R$422,254 was recognized in the same account, as a refund of the amounts overpaid for railroad freight from April 1994 to March 1994 and March 1996 to the company RFFSA, and that after its extinction, the Federal Government became the responsible for payment. Additionally, in 2020 a credit was recognized which is a net, certain and demandable amount, arising from the final and unappealable judicial decision favorable to the Company, due to losses and damages arising from voltage drop in the supply of energy in the periods from January/1991 to June/2002, in the amount of R$561,466.

(2)	On February 8, 2022, ANEEL approved the renegotiation of the hydrological risk (GSF - Generation Scaling Factor) of HPP Dona Francisca, in accordance with Authorizing Resolution No. 11,132. In this sense, the extension of the Plant Concession was granted by 1,485 days, moving the end of the grant from 02/28/2033 to 09/21/2037. Having overcome this stage, the Term of Agreement signed between CEEE-G and Dona Francisca Energética S.A - DFESA became effective, a contract that redistributes the Consortium's risks, with the physical guarantee of the Plant, the hydrological risk and the engineering risk in the proportion of the participation of Dona Francisca (85%) and CEEE-G (15%) in the project, see explanatory note nº 1.1.2. In view of this redistribution, DFESA will pay CEEE-G the amount of R$ 57,056, in 48 installments, to be paid, starting in March 2022, updating the credit by 100% of the CDI, having already received 22 (twenty-two) installments.